ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Loan payable (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Convertible Notes
Loan payable	$ 3,000
Scytech Limited
Convertible Notes
Loan payable, interest rate	0.00%
Loan payable, issuance date	Sep. 21, 2022
Loan payable, maturity date	Dec. 31, 2023
Loan payable	$ 2,700
CPL Yellow stones Limited
Convertible Notes
Loan payable, interest rate	5.00%
Loan payable, issuance date	Dec. 21, 2022
Loan payable, maturity date	Mar. 31, 2023
Loan payable	$ 200
Yunfeiyang Limited
Convertible Notes
Loan payable, interest rate	5.00%
Loan payable, issuance date	Dec. 21, 2022
Loan payable, maturity date	Mar. 31, 2023
Loan payable	$ 100